Auditor's remuneration	12 Months Ended
Dec. 31, 2019
Auditor's remuneration
Auditor's remuneration

32. Auditor’s remuneration

The statutory auditor’s fees for carrying out his mandate at group level amounted to €1,406.8 thousand in 2019 (2018: €414.6 thousand). The fees for audit-related services executed by the statutory auditor, related to the performance of the audit or review of the company’s affiliates financial statements, amounted to €29.2 thousand (2018: nil). Audit-related services executed by persons related to the statutory auditor for carrying out an auditor’s mandate at the level of the Company’s affiliates amounted to €29.2 thousand in 2019 (2018: €27.5 thousand). Other fees related to audit-related fees, in particular related to legal assignments, which generally the auditor provides, amounted to €43.0 thousand in 2019 (2018: €92.1 thousand). Other fees related to non-audit services executed by the statutory auditor, in particular related to services provided ahead of the commercial phase, amounted to €148.2 thousand in 2019. Other fees related to non-audit services executed by persons related to the statutory auditor amounted to €46.6 thousand in 2019 and related to IT services (2018: €134.8 thousand). The audit committee and the board of directors are of the opinion that these non-audit services do not affect the independence of the statutory auditor in the performance of his audit. The abovementioned additional fees were fully approved by the audit committee in accordance with article 133 §6 of the Belgian Companies Code.